Average Annual Total Returns		12 Months Ended	48 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.09%)
Kingsbarn Tactical Bond ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.31%	0.76%
Performance Inception Date	Dec. 20, 2021
Kingsbarn Tactical Bond ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		3.24%	(0.28%)
Kingsbarn Tactical Bond ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.55%	0.12%

[1]	The Fund commenced operations on December 20, 2021.